Information about financial instruments - Summary of Customers Representing Company's Total Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of major customers [line items]
Accounts receivable	$ 8,390	$ 13,177	[1]	$ 17,814	[1],[2]
Credit risk | Customer A | Taiwan
Disclosure of major customers [line items]
Percentage of entity's revenue	27.00%	32.00%		16.00%
Accounts receivable	$ 1,383,000	$ 5,881,000		$ 4,060,000
Credit risk | Customer B | Korea
Disclosure of major customers [line items]
Percentage of entity's revenue	22.00%	0.00%		0.00%
Accounts receivable	$ 2,680,000	$ 0		$ 0
Credit risk | Customer C | Taiwan
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%			0.00%
Accounts receivable	$ 1,745,000	$ 1,138,000		$ 0
Credit risk | Customer D | China
Disclosure of major customers [line items]
Percentage of entity's revenue		13.00%
Accounts receivable	0	$ 1,858,000		$ 911,000
Credit risk | Customer E | Taiwan
Disclosure of major customers [line items]
Percentage of entity's revenue				17.00%
Accounts receivable	$ 201,000	$ 2,526,000		$ 5,352,000

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.